Reserves - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Percentage of net profit to offset prior losses	10.00%
Percentage of reserve fund of registered capital	50.00%
Statutory reserve	$ 14.2	$ 33.2